COMMITMENTS AND CONTINGENCIE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash deposit		$ 76,586
Average exchange rate		$ 6.7473		$ 6.9074
Mr. Yang Wang [Member] | Director [Member]
Sales commissions		$ 502,352
Website Platform Maintenance Agreement [Member]
Monthly maintenance services		$ 22,231
Average exchange rate		$ 6.7473
Other operating expenses		$ 125,985
Website Platform Maintenance Agreement [Member] | Hainan Haifu Technology Ltd [Member]
Cash insured deposit			$ 76,097
Sales commissions	$ 138,349